As filed with the Securities and Exchange Commission on November 17, 2014

Securities Act File No. File Nos. 333-157876

Investment Company File No. 811-22110

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 98	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 100	[X]
(Check appropriate box or boxes)

AdvisorShares Trust

(Exact Name of Registrant as Specified in Charter)

4800 Montgomery Lane, Suite 150

Bethesda, Maryland 20814

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (877) 843-3831

Noah Hamman

AdvisorShares Trust

4800 Montgomery Lane, Suite 150

Bethesda, Maryland 20814

(Name and Address of Agent for Service)

Copy to: W. John McGuire, Esq.

Bingham McCutchen LLP

2020 K Street NW

Washington, DC 20006

It is proposed that this filing will become effective: (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[   ] on (date) pursuant to paragraph (b)(1)(v) of Rule 485

[   ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485

[   ] on (date) pursuant to paragraph (a)(1) of Rule 485

[   ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485

[   ] on (date) pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment No. 98 relates solely to the AdvisorShares Accuvest Global Long Short ETF, AdvisorShares Accuvest Global Opportunities ETF, AdvisorShares International Bear ETF, AdvisorShares EquityPro ETF, AdvisorShares Gartman Gold/Euro ETF, AdvisorShares Gartman Gold/British Pound ETF, AdvisorShares Gartman Gold/Yen ETF, AdvisorShares Global Echo ETF, Advisorshares International Gold ETF, AdvisorShares Madrona Domestic ETF, AdvisorShares Madrona Global Bond ETF, AdvisorShares Madrona International ETF, AdvisorShares Meidell Tactical Advantage ETF, AdvisorShares Morgan Creek Global Tactical ETF, AdvisorShares Newfleet Multi-Sector Income ETF, AdvisorShares Peritus High Yield ETF, AdvisorShares Pring Turner Business Cycle ETF, AdvisorShares QAM Equity Hedge ETF, AdvisorShares Ranger Equity Bear ETF, AdvisorShares Sage Core Reserves ETF, AdvisorShares STAR Global Buy-Write ETF, AdvisorShares TrimTabs Float Shrink ETF, AdvisorShares WCM/BNY Mellon Focused Growth ADR ETF, and AdvisorShares YieldPro ETF.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Trust certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 98 to Registration Statement No. 333-157876 to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, State of Maryland on this 17th day of November, 2014.

AdvisorShares Trust

/s/ Noah Hamman

Noah Hamman

Chairman of the Board of Trustees,

Chief Executive Officer and President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 98 to the Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ Noah Hamman	Chief Executive Officer and	November 17, 2014
Noah Hamman	President

______*____________	Trustee	November 17, 2014
Elizabeth Piper/Bach

______*____________	Trustee	November 17, 2014
William G. McVay

______*____________	Treasurer	November 17, 2014
Dan Ahrens

/s/ Noah Hamman_____

* Noah Hamman, Power of Attorney

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase